Debt - Summary of Maturities of Long Term Debt Principal Outstanding and Accrued Interest (Parenthetical) (Detail) - MXN ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Expense related to issuance of debt	$ 489,825	$ 1,868,501
Discount related to issuance of debt	489,825	1,868,501
Fees related to the issuance of cost	(93,048)	(313,275)
Amortized cost	$ 396,777	$ 1,555,266